Inventories	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventories

4. Inventories:

The amounts in the accompanying unaudited interim Consolidated Balance Sheets are analyzed as follows:

	December 31,	June 30,
	2023	2024
Lubricants	$414	$516
Bunkers	543	1,595
Total	$957	$2,111

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)